Financial Instruments - Derivatives Gross Presentation on Consolidated Balance Sheet 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012 Fuel Derivatives [Member]	Dec. 31, 2011 Fuel Derivatives [Member]	Jun. 30, 2013 Fuel Derivatives [Member]	Dec. 31, 2012 Fuel Derivatives [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset				$ 200
Derivative Asset, Fair Value, Amount Offset Against Collateral				200
Derivative Asset, Fair Value, Net				0
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net				0	0
Derivative Assets		47	0
Derivative Liability, Fair Value, Net					0
Derivative, Collateral, Right to Reclaim Cash	800			0	0
Derivative Liability, Fair Value, Gross Liability					98
Derivative Liability, Fair Value, Amount Offset Against Collateral					$ 98